Occupational healthcare obligation (Tables)	12 Months Ended
Dec. 31, 2022
Legal proceedings provision [abstract]
Schedule of estimated costs and discounted using a risk-free rate

Figures in million - SA rand	Notes	2022	2021	2020
Balance at beginning of the year		1,017	1,194	1,282
Interest charge	5.2	85	77	96
Change in estimate recognised in profit or loss	34	(211)	(14)	52
Payments made	34	(66)	(240)	(236)
Balance at the end of the year		825	1,017	1,194
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation		825	1,017	1,194
Current portion of occupational healthcare obligation		(44)	—	(157)
Non-current portion of occupational healthcare obligation		781	1,017	1,037